Summary of Significant Accounting Policies (Details Narrative)			12 Months Ended
	Feb. 07, 2025 USD ($) shares	Feb. 07, 2025 SGD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 SGD ($) shares	Dec. 31, 2024 SGD ($) shares	Dec. 31, 2023 SGD ($)	Dec. 31, 2025 SGD ($)
Product Information [Line Items]
Working capital					$ 1,400,000
Cash			$ 3,900,000				5,300,000
Accounts receivable			2,700,000				3,600,000
Contract with customer asset			7,191,727		3,652,783		$ 9,718,550
Ordinary shares | shares	2,250,000	2,250,000
Share price | $ / shares		$ 4.50
Gross proceeds		$ 10,130,000
Net proceeds	$ 8,800,000		$ 7,914,349	$ 10,695,067
Convenience translation			0.74				0.74
Depositor maximum amount insured							$ 75,000
Deferred Offering Costs					1,253,443
Impairment loss on long lived assets				0	0	0
Share based compensation expenses			$ 143,311	193,663	164,390	133,455
Penalties or interest relating to income taxes				$ 0	0	$ 0
Unrecognized tax benefits					$ 0		0
Antidiluted shares | shares			0	0	0
Deposit assets			$ 3,938,488		$ 2,983,600		5,322,281
Deposit assets			$ 3,827,488		$ 2,833,600		$ 5,172,281
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage			62.00%	62.00%	24.00%	32.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage			22.00%	22.00%	22.00%	15.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration risk percentage			8.00%	8.00%	19.00%	12.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Product Information [Line Items]
Concentration risk percentage			6.00%	6.00%		11.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk percentage			10.00%	10.00%	12.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage			49.00%	49.00%	70.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage			19.00%	19.00%	11.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration risk percentage			18.00%	18.00%	10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk percentage			16.00%	16.00%	31.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration risk percentage			12.00%	12.00%	20.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Supplier Three [Member]
Product Information [Line Items]
Concentration risk percentage			10.00%	10.00%	13.00%
SGD Per Shares [Member]
Product Information [Line Items]
Convenience translation			1.00				1.00